Nature and Continuance of Operations (Details Narrative) - CAD ($)	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Nature And Continuance Of Operations
Principal place business	110,375
Retained earnings	$ 100,285,384	$ 68,617,507